Regulatory Capital Requirements - Additional Information (Detail) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021 CLP ($)	Dec. 31, 2020 CLP ($) item
Liquidity risk limits [line items]
Minimum ratio of regulatory capital to consolidated risk weighted assets		8.00%
Minimum ratio of core capital to total consolidated assets		3.00%
Regulatory capital	$ 2,976,143	$ 3,044,661
Number of risk categories | item		5
Minimum ratio of regulatory capital to consolidated risk weighted assets		100.00%
Minimum regulatory capital ratio	120.00%
Equity	$ 2,297,933	$ 2,315,411
0 % risk weight category [member]
Liquidity risk limits [line items]
Percentage of risk categories in weighted assets		0.00%
10 % risk weight category [member]
Liquidity risk limits [line items]
Percentage of risk categories in weighted assets		10.00%
20% risk weight category [member]
Liquidity risk limits [line items]
Percentage of risk categories in weighted assets		20.00%
60 % risk weight category [member]
Liquidity risk limits [line items]
Percentage of risk categories in weighted assets		60.00%
100 % risk weight category [member]
Liquidity risk limits [line items]
Percentage of risk categories in weighted assets		100.00%